Annual Fund Operating Expenses - R2 R3 R4 R5 R6 Shares - JPMorgan Equity Income Fund	Nov. 01, 2021
Class R2
Operating Expenses:
Management Fees	0.40%
Distribution (Rule 12b-1) Fees	0.50%
Other Expenses	0.32%
Service Fees	0.25%
Remainder of Other Expenses	0.07%
Total Annual Fund Operating Expenses	1.22%
Class R3
Operating Expenses:
Management Fees	0.40%
Distribution (Rule 12b-1) Fees	0.25%
Other Expenses	0.31%
Service Fees	0.25%
Remainder of Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.96%
Class R4
Operating Expenses:
Management Fees	0.40%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.30%
Service Fees	0.25%
Remainder of Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.70%
Class R5
Operating Expenses:
Management Fees	0.40%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.16%
Service Fees	0.10%
Remainder of Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.56%
Class R6
Operating Expenses:
Management Fees	0.40%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.06%
Service Fees	none
Remainder of Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.46%